CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenues	$ 117,029,154	$ 117,908,416	$ 123,571,455
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.00%	27.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 74,798,934	$ 77,992,356	$ 78,660,831
Concentration risk percentage	64.00%	66.00%	64.00%
Customer Concentration Risk [Member] | Company A (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 51,033,356
Concentration risk percentage	44.00%
Customer Concentration Risk [Member] | Company B (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 11,802,981
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Company C (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues			$ 17,880,306
Concentration risk percentage			14.00%
Customer Concentration Risk [Member] | Company D (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues			$ 24,915,113
Concentration risk percentage			20.00%
Customer Concentration Risk [Member] | Company E (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues		$ 17,831,266
Concentration risk percentage		15.00%
Customer Concentration Risk [Member] | Company F (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues
Concentration risk percentage
Supplier Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.00%	0.00%